Warrants and Options	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Warrants and Options
Warrants and Options	NOTE 9 – WARRANTS AND OPTIONS As of March 31, 2011, there were no warrants or options outstanding to acquire any additional shares of common stock.	NOTE 7 – WARRANTS AND OPTIONS As of September 30, 2011, there were no warrants or options outstanding to acquire any additional shares of common stock.